Expense Example - BlackRock Government Money Market V.I. Fund - Class I Shares	May 01, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 31
Expense Example, with Redemption, 3 Years	136
Expense Example, with Redemption, 5 Years	291
Expense Example, with Redemption, 10 Years	$ 742